Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Interim Condensed Consolidated Financial Information
Interim Condensed Consolidated Financial Information
The accompanying condensed consolidated financial statements and footnotes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) as contained in the FASB Accounting Standards Codification (“ASC”) for interim financial information. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of financial position, the results of operations, comprehensive loss, changes in stockholders’ equity (deficit) and cash flows. The results of operations for the nine months ended September 30, 2013 are not necessarily indicative of the results for the full year or the results for any future periods. These unaudited interim financial statements should be read in conjunction with the audited financial statements and related footnotes for the year ended December 31, 2012 appearing elsewhere in this prospectus.

Reverse Stock Split
Reverse Stock Split
On May 9, 2013, the Company’s amended and restated certificate of incorporation was amended to effect a 1-for-16 reverse stock split of its outstanding common stock. The reverse stock split did not cause an adjustment to the par value or the authorized shares of the common stock. As a result of the reverse stock split, the share amounts under the Company’s employee incentive plan and common stock warrants were automatically adjusted. The accompanying condensed consolidated financial statements and notes to the condensed consolidated financial statements give retroactive effect to the reverse stock split for all periods presented.

Initial Public Offering
Initial Public Offering
On May 29, 2013, the Company closed the initial public offering ("IPO") of its common stock pursuant to a registration statement on Form S-1 that was declared effective on May 22, 2013. In the IPO, the Company sold an aggregate of 6,612,500 shares of common stock, including the full exercise of the underwriters’ option to purchase additional shares, at a public offering price of $14.00 per share. Net proceeds were approximately $82.0 million, after deducting underwriting discounts and commissions of $6.5 million and offering expenses of $4.1 million. Costs directly associated with the IPO were capitalized and recorded as deferred offering costs prior to the closing of the IPO. These costs were recorded as a reduction of the IPO proceeds received in calculating the amount to be recorded in additional paid-in capital.
Upon the closing of the IPO, certain Series C warrants that would otherwise have expired were automatically net exercised into 206,038 shares of redeemable convertible preferred stock. All then-outstanding shares of the Company’s redeemable convertible preferred stock were automatically converted into 13,401,499 shares of common stock. The remaining warrants to purchase redeemable convertible preferred stock outstanding as of the closing of the IPO automatically converted into warrants to purchase an aggregate of 216,491 shares of common stock, and the preferred stock warrant liability was reclassified to additional paid-in capital as of May 29, 2013.
In addition, upon the closing of the IPO, the Company’s certificate of incorporation was amended and restated to authorize 5,000,000 shares of undesignated preferred stock and 100,000,000 shares of common stock.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The Company has reviewed accounting pronouncements that were issued as of September 30, 2013 and does not believe that these pronouncements will have a material impact on its financial position or results of operations.

Recently Adopted Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 represents the converged guidance of the FASB and the International Accounting Standards Board (“IASB”) on fair value measurement and has resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Company adopted ASU 2011-04 effective January 1, 2012 and has retrospectively applied the provisions of ASU 2011-04 for all periods presented.
In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” ASU 2011-05 allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The Company adopted ASU 2011-05 effective January 1, 2012 and has retrospectively applied the provisions of ASU 2011-05 for all periods presented.
In September 2011, the FASB issued ASU 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment,” which is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The Company adopted ASU 2011-08 effective for the year ended December 31, 2012. The adoption of this pronouncement did not have any impact on the Company’s results of operations, financial position or cash flows.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable allowance, the useful lives of long-lived assets and other intangible assets, assumptions used for purposes of determining stock-based compensation, income taxes, and the fair value of the Series A and Series C warrants and the Company’s common stock prior to the closing of the IPO, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities.

Use of Estimates
The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable allowance, the useful lives of long-lived assets and other intangible assets, the fair value of the Company’s common stock and assumptions used for purposes of determining stock-based compensation, income taxes and the fair value of the Series A and Series C warrants, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities.

Cash and Cash Equivalents		Cash Cash consists of cash maintained in checking and other operating accounts.
Restricted Cash
Restricted Cash
Restricted cash represents cash that is not readily available for general purpose cash needs. Restricted cash is classified as a long-term asset based on the timing and nature of when and how the cash is expected to be used or when the restrictions are expected to lapse.
As of December 31, 2011 and 2012, the Company’s German subsidiary had 0.1 million Euros ($0.2 million) and 10,000 Euros ($13,000), respectively, in escrow with a German bank. This cash is collateral for potential returned debit notes for insufficient funds when the Company draws money from customers’ accounts.
As of December 31, 2011 and 2012, the Company’s Australian subsidiary had 14,000 Australian Dollars ($14,000 and $15,000, respectively) in escrow with its Australian bank. This cash is set aside as a requirement for leasing the Company’s operating site in Australia.
As of December 31, 2011 and 2012, the Company had restricted cash of $0.7 million related to its operations in the United States. As of December 31, 2011 and 2012, restricted cash of $0.6 million has been used as collateral for potential chargebacks resulting from the Company’s processing of customers’ credit cards. The remaining restricted cash at December 31, 2011 and 2012 relates to cash set aside as a requirement for leasing the Company’s operating sites or for miscellaneous banking activity as required by the Company’s banks

Revenue Recognition and Deferred Revenue
Revenue Recognition and Deferred Revenue
The majority of the Company’s revenue is derived from subscription fees paid by customers for access to and usage of the Company’s cloud-based SaaS platform for a specified period of time, which is typically one year. A portion of the subscription fee is typically fixed and is based on a specified minimum amount of gross merchandise value (“GMV”) that a customer expects to process through the Company’s platform over the contract term. The remaining portion of the subscription fee is variable and is based on a specified percentage of GMV processed through the Company’s platform in excess of the customer’s specified minimum amount. In addition, other sources of revenue consist primarily of implementation fees, which may include fees for providing launch assistance and training. The Company recognizes revenue when there is persuasive evidence of an arrangement, the service has been provided to the customer, the collection of the fee is reasonably assured and the amount of the fee to be paid by the customer is fixed or determinable. The Company’s contractual arrangements include performance, termination and cancellation provisions, but do not provide for refunds. Customers do not have the contractual right to take possession of the Company’s software at any time.
The Company’s arrangements generally contain multiple elements comprised of subscription and implementation services. The Company evaluates each element in an arrangement to determine whether it represents a separate unit of accounting. An element constitutes a separate unit of accounting when the delivered item has standalone value and delivery of the undelivered element is probable and within the Company’s control. The Company’s implementation services are not sold separately from the subscription and there is no alternative use for them. As such, the Company has determined the implementation services do not have standalone value. Accordingly, subscription and implementation services are combined and recognized as a single unit of accounting.
The Company generally recognizes the fixed portion of subscription fees and implementation fees ratably over the contract term. Recognition begins when the customer has access to the Company’s platform and transactions can be processed, provided all other revenue recognition criteria have been met. Some customers elect a managed-service solution and contract with the Company to manage some or all aspects of the Company’s SaaS solutions on the customer’s behalf for a specified period of time, which is typically one year. Under these managed-service arrangements, customer transactions cannot be processed through the Company’s platform until the completion of the implementation services. As such, revenue is contingent upon the Company’s completion of the implementation services and recognition commences when transactions can be processed on the Company’s platform, provided all other revenue recognition criteria have been satisfied. At that time, the Company recognizes a pro-rata portion of the fees earned since the inception of the arrangement. The balance of the fees is recognized ratably over the remaining contract term.
The Company recognizes the variable portion of subscription fee revenue in the period in which the related GMV is processed, provided all other revenue recognition criteria have been met.
The Company recognizes revenue from professional services sold separately from subscription arrangements as the services are performed.
Sales taxes collected from customers and remitted to government authorities are excluded from revenue.
Deferred revenue represents the unearned portion of fixed subscription fees and implementation fees. Deferred amounts are generally recognized within one year. Those amounts that are expected to be recognized in greater than one year are recorded in other long-term liabilities in the accompanying condensed consolidated balance sheets.

Revenue Recognition and Deferred Revenue
The majority of the Company’s revenue is derived from subscription fees paid by customers for access to and usage of the Company’s cloud-based SaaS platform for a specified period of time, which is typically one year. A portion of the subscription fee is typically fixed and is based on a specified minimum amount of gross merchandise value (“GMV”) that a customer expects to process through the Company’s platform over the contract term. The remaining portion of the subscription fee is variable and is based on a specified percentage of GMV processed through the Company’s platform in excess of the customer’s specified minimum GMV amount. In addition, other sources of revenue consist primarily of implementation fees, which may include fees for providing launch assistance and training. The Company recognizes revenue when there is persuasive evidence of an arrangement, the service has been provided to the customer, the collection of the fee is reasonably assured and the amount of the fee to be paid by the customer is fixed or determinable. The Company’s contractual arrangements include performance, termination and cancellation provisions, but do not provide for refunds. Customers do not have the contractual right to take possession of the Company’s software at any time.
The Company’s arrangements generally contain multiple elements comprised of subscription and implementation services. The Company evaluates each element in an arrangement to determine whether it represents a separate unit of accounting. An element constitutes a separate unit of accounting when the delivered item has standalone value and delivery of the undelivered element is probable and within the Company’s control. The Company’s implementation services are not sold separately from the subscription and there is no alternative use for them. As such, the Company has determined the implementation services do not have standalone value. Accordingly, subscription and implementation services are combined and recognized as a single unit of accounting.
The Company generally recognizes the fixed portion of subscription fees and implementation fees ratably over the contract term. Recognition begins when the customer has access to the Company’s platform and transactions can be processed, provided all other revenue recognition criteria have been met. Some customers elect a managed-service solution and contract with the Company to manage some or all aspects of the Company’s SaaS solutions on the customer’s behalf for a specified period of time, which is typically one year. Under these managed-service arrangements, customer transactions cannot be processed through the Company’s platform until the completion of the implementation services. As such, revenue is contingent upon the Company’s completion of the implementation services and recognition commences when transactions can be processed on the Company’s platform, provided all other revenue recognition criteria have been satisfied. At that time, the Company recognizes a pro-rata portion of the fees earned since the inception of the arrangement. The balance of the fees is recognized ratably over the remaining contract term.
The Company recognizes the variable portion of subscription fee revenue in the period in which the related GMV is processed, provided all other revenue recognition criteria have been met.
Sales taxes collected from customers and remitted to government authorities are excluded from revenue.
Deferred revenue represents the unearned portion of fixed subscription fees and implementation fees. Deferred amounts will generally be recognized within one year.

Sales Commissions		Sales Commissions Sales commissions are expensed when the related subscription agreement is executed by the customer.
Cost of Revenue
Cost of Revenue
Cost of revenue primarily consists of personnel and related costs, including salaries, bonuses, payroll taxes and stock-based compensation, co-location facility costs for the Company’s data centers, depreciation expense for computer equipment directly associated with generating revenue, credit card transaction fees and infrastructure maintenance costs. In addition, the Company allocates a portion of overhead, such as rent, additional depreciation and amortization and employee benefits costs, to cost of revenue based on headcount.

Cost of Revenue
Cost of revenue primarily consists of personnel and related costs, including salaries, bonuses, payroll taxes and stock compensation, co-location facility costs for the Company’s data centers, depreciation expenses for computer equipment directly associated with generating revenue, credit card transaction fees and infrastructure maintenance costs. In addition, the Company allocates a portion of overhead, such as rent, additional depreciation and amortization and employee benefits costs, to cost of revenue based on headcount.

Fair Value of Financial Instruments
The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

•	Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

Fair Value of Financial Instruments
The carrying amounts of certain of the Company’s financial instruments, including cash, accounts receivable, accounts payable and accrued expenses, approximate their respective fair values due to their short-term nature.

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

•	Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. All of the Company’s cash is held at financial institutions that management believes to be of high credit quality. The Company’s cash accounts exceed federally insured limits. The Company has not experienced any losses on its cash accounts to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.
The Company did not have any customers that individually comprised a significant concentration of its accounts receivable as of December 31, 2012 and September 30, 2013, or a significant concentration of its revenue for the nine months ended September 30, 2012 and 2013.

Concentration of Credit Risk
Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. All of the Company’s cash is held at financial institutions that management believes to be of high credit quality. The Company’s cash accounts exceed federally insured limits at times. The Company has not experienced any losses on cash to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.
The Company did not have any customers that individually comprised a significant concentration of its accounts receivable as of December 31, 2011 and 2012, or a significant concentration of its revenue for the years ended December 31, 2010, 2011 and 2012.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management’s evaluation of the collectability of amounts due. The Company’s estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company’s estimates.

Accounts Receivable and Allowance for Doubtful Accounts
The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management’s evaluation of the collectability of amounts due. The Company’s estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company’s estimates.

Other Receivables
Other Receivables
Under certain customer arrangements, the Company collects and remits monthly activity-based fees incurred on specific channels on the customers’ behalf. The Company records the amounts due from customers as a result of these arrangements as other receivables.
Other receivables of $1.5 million and $0.9 million are included in prepaid expenses and other current assets on the condensed consolidated balance sheets as of December 31, 2012 and September 30, 2013, respectively.

Other Receivables
Under certain customer arrangements, the Company collects and remits monthly activity-based fees incurred on specific channels on the customers’ behalf. The Company records the amounts due from customers as a result of these arrangements as other receivables.
Other receivables of $0.7 million and $1.5 million are included in prepaid expenses and other current assets on the consolidated balance sheets as of December 31, 2011 and 2012, respectively.

Deferred Offering Costs
Deferred Offering Costs

Deferred offering costs of $2.3 million and $22,000 are included in other assets on the condensed consolidated balance sheets as of December 31, 2012 and September 30, 2013, respectively.

Upon the consummation of the IPO on May 29, 2013, the deferred offering costs as of December 31, 2012, in addition to offering costs incurred subsequent to year end but prior to the IPO, were offset against the proceeds of the offering and included in stockholders’ (deficit) equity.

Upon the consummation of a planned registered public offering in the fourth quarter of 2013, the deferred offering costs as of September 30, 2013 will be offset against the proceeds of the offering and included in stockholders’ (deficit) equity. If the offering is terminated, the deferred offering costs will be expensed immediately.

Deferred Offering Costs
Deferred offering costs of $2.3 million are included in other assets on the consolidated balance sheet as of December 31, 2012. Upon the consummation of the IPO, these amounts will be offset against the proceeds of the offering and included in stockholders’ (deficit) equity. If the offering is terminated, the deferred offering costs will be expensed immediately. There were no amounts capitalized as of December 31, 2011.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized. Depreciation and amortization is provided over the estimated useful lives of the related assets using the straight-line method.
The estimated useful lives for significant property and equipment categories are generally as follows:

Purchased software, including internal use software	3 years
Computer hardware	3 years
Furniture and office equipment	7 years
Leasehold improvements	Lesser of remaining lease term or useful life

Repairs and maintenance costs are expensed as incurred.

Identifiable Intangible Assets
Identifiable Intangible Assets
The Company has acquired intangible assets in connection with business combinations. These assets were recorded at their estimated fair values at the acquisition date and are being amortized over their respective estimated useful lives using the straight-line method. The estimated useful lives used in computing amortization are as follows:

Customer relationships	5 to 8 years
Proprietary software	8 years
Trade name	5 years

Identifiable Intangible Assets
The Company acquired intangible assets in connection with its business acquisitions. These assets were recorded at their estimated fair values at the acquisition date and are being amortized over their respective estimated useful lives using the straight-line method. The estimated useful lives used in computing amortization are as follows:

Customer relationships	5 to 8 years
Proprietary software	8 years
Trade name	5 years

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets and definite-lived intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset or asset group to future undiscounted net cash flows expected to be generated by the asset or asset group. If such assets are not recoverable, the impairment to be recognized, if any, is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets or asset group. Assets held for sale are reported at the lower of the carrying amount or fair value, less costs to sell. As of December 31, 2011 and 2012, management does not believe any long-lived assets are impaired and has not identified any assets as being held for sale.

Goodwill
Goodwill
Goodwill represents the excess of the aggregate of the fair value of consideration transferred in a business combination over the fair value of assets acquired, net of liabilities assumed. Goodwill is not amortized, but is subject to an annual impairment test. The Company tests goodwill for impairment annually on December 31, or more frequently if events or changes in business circumstances indicate the asset might be impaired. For the impairment test, the Company has the option of performing a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. During this assessment, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of its reporting unit is less than its carrying amount. Qualitative factors considered include, but are not limited to, macroeconomic conditions, industry and market conditions, company-specific events, changes in circumstances and after-tax cash flows.
If the qualitative factors indicate that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the Company would then test goodwill for impairment at the reporting unit level using a two-step approach. The first step is to compare the fair value of the reporting unit to the carrying value of the net assets assigned to the reporting unit. If the fair value of the reporting unit is greater than the carrying value of the net assets assigned to the reporting unit, the assigned goodwill is not considered impaired. If the fair value is less than the reporting unit’s carrying value, step two is performed to measure the amount of the impairment, if any. In the second step, the fair value of goodwill is determined by deducting the fair value of the reporting unit’s identifiable assets and liabilities from the fair value of the reporting unit as a whole, as if the reporting unit had just been acquired and the fair value was being initially allocated. If the carrying value of goodwill exceeds the implied fair value, an impairment charge would be recorded in the period the determination is made.
The Company has determined that it has a single, entity-wide reporting unit. To determine the fair value of the Company’s reporting unit, the Company primarily uses a discounted cash flow analysis, which requires significant assumptions and estimates about future operations. Significant judgments inherent in this analysis include the determination of an appropriate discount rate, estimated terminal value and the amount and timing of expected future cash flows. The Company may also determine fair value of its reporting unit using a market approach by applying multiples of earnings of peer companies to its operating results.

Goodwill
Goodwill represents the excess of the aggregate of the fair value of consideration transferred in a business combination over the fair value of assets acquired, net of liabilities assumed. Goodwill is not amortized, but is subject to an annual impairment test. The Company tests goodwill for impairment annually on December 31, or more frequently if events or changes in business circumstances indicate the asset might be impaired.
During the year ended December 31, 2012, the Company adopted ASU 2011-8, “Intangibles — Goodwill and Other (Topic 350): Testing Goodwill for Impairment,” which gives entities testing goodwill for impairment the option of performing a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. During this assessment, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of its reporting unit is less than its carrying amount. Qualitative factors considered include, but are not limited to, macroeconomic conditions, industry and market conditions, company-specific events, changes in circumstances and after-tax cash flows. As of December 31, 2012, the Company determined that its reporting unit did not have a carrying value that was more likely than not to exceed its fair value.
If the qualitative factors indicate that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the Company would test goodwill for impairment at the reporting unit level using a two-step approach. The first step is to compare the fair value of the reporting unit to the carrying value of the net assets assigned to the reporting unit. If the fair value of the reporting unit is greater than the carrying value of the net assets assigned to the reporting unit, the assigned goodwill is not considered impaired. If the fair value is less than the reporting unit’s carrying value, step two is performed to measure the amount of the impairment, if any. In the second step, the fair value of goodwill is determined by deducting the fair value of the reporting unit’s identifiable assets and liabilities from the fair value of the reporting unit as a whole, as if the reporting unit had just been acquired and the fair value was being initially allocated. If the carrying value of goodwill exceeds the implied fair value, an impairment charge would be recorded in the period the determination is made.
The Company has determined that it has a single, entity-wide reporting unit. To determine the fair value of the Company’s reporting unit, the Company primarily uses a discounted cash flow analysis, which requires significant assumptions and estimates about future operations. Significant judgments inherent in this analysis include the determination of an appropriate discount rate, estimated terminal value and the amount and timing of expected future cash flows. The Company may also determine fair value of its reporting unit using a market approach by applying multiples of earnings of peer companies to its operating results.
As a result of the Company’s annual impairment test as of December 31, 2011 and 2012, goodwill was not considered impaired and, as such, no impairment charges were recorded.

Advertising Costs
Advertising Costs
The Company expenses advertising costs as incurred. The amount expensed during the years ended December 31, 2010, 2011 and 2012 was $1.0 million, $1.9 million and $2.1 million, respectively.

Software Development Costs
Software Development Costs
The Company capitalizes certain internal-use software development costs, consisting primarily of direct labor associated with creating the internally developed software and third-party consulting fees associated with implementing software purchased for internal use. Software development projects generally include three stages: the preliminary project stage (in which all costs are expensed as incurred), the application development stage (in which certain costs are capitalized) and the post-implementation/operation stage (in which all costs are expensed as incurred). The costs incurred during the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight-line method over the estimated useful life of the software once it is ready for its intended use.
Software development costs of $0.2 million and $0.2 million related to creating internally developed software and implementing software purchased for internal use were capitalized during the year ended December 31, 2012 and nine months ended September 30, 2013, respectively, and are included in property and equipment in the accompanying condensed consolidated balance sheets. Amortization expense related to this capitalized internally developed software was $8,000 and $0.1 million for the nine months ended September 30, 2012 and 2013, respectively, and is included in cost of revenue or general and administrative expense in the accompanying condensed consolidated statements of operations, depending upon the nature of the software development project. The net book value of this capitalized internally developed software was $0.1 million and $0.3 million and as of December 31, 2012 and September 30, 2013, respectively.
Software development costs of $1.2 million related to configuring and implementing hosted third-party software applications that the Company will use in its business operations were capitalized during the nine months ended September 30, 2013 and are included in property and equipment in the accompanying condensed consolidated balance sheets. Amortization expense related to these capitalized assets was $8,000 for the nine months ended September 30, 2013 and is included in general and administrative expense in the accompanying condensed consolidated statements of operations. The net book value of these capitalized assets was $0 and $1.2 million as of December 31, 2012 and September 30, 2013 respectively.

Software Development Costs
The Company capitalizes certain internal software development costs, consisting primarily of direct labor associated with creating the internally developed software. Software development projects generally include three stages: the preliminary project stage (in which all costs are expensed as incurred), the application development stage (in which certain costs are capitalized) and the post-implementation/operation stage (in which all costs are expensed as incurred). The costs incurred during the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight-line method over the estimated useful life of the software once it is ready for its intended use. Internal software development costs of $0.2 million were capitalized during the year ended December 31, 2012, and are included in property and equipment in the accompanying consolidated balance sheet. Amortization expense related to the capitalized internally developed software was $20,000 for the year ended December 31, 2012, and is included in cost of revenue in the accompanying consolidated statement of operations. The net book value of capitalized internally developed software was $0.1 million at December 31, 2012.
During the years ended December 31, 2010 and 2011, the costs incurred during the application development stage were not significant and were charged to operations in the accompanying consolidated statements of operations.

Income Taxes
Income Taxes
Income taxes are accounted for under the liability method of accounting. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.
The Company applies the accounting guidance for uncertainties in income taxes, which prescribes a recognition threshold and measurement process for recording uncertain tax positions taken, or expected to be taken, in a tax return. Additionally, the guidance also prescribes the treatment for accounting in interim periods, derecognition, classification and disclosure requirements for uncertain tax positions. The Company accrues for the estimated amount of taxes for uncertain tax positions if it is more likely than not that the Company would be required to pay such additional taxes. An uncertain tax position will be recognized if it is not more likely than not to be sustained.
The Company’s income tax provision for the third quarter of 2012 and 2013 reflects its estimates of the effective tax rates expected to be applicable for the full fiscal years, adjusted for any discrete events that are recorded in the period in which they occur. For the nine months ended September 30, 2012 and 2013, the Company’s effective tax rate differs from the federal statutory rate primarily due to changes in the valuation allowance and nondeductible expenses.
For the nine months ended September 30, 2012 and 2013, the Company had net operating loss (“NOL”) carryforwards, the benefit of which is dependent on the Company’s ability to generate sufficient taxable income prior to the expiration of the NOL carryforwards. In addition, the maximum annual use of the NOL carryforwards is limited in certain situations after changes in stock ownership occur.

Income Taxes
Income taxes are accounted for under the asset and liability method of accounting. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.
The Company applies the accounting guidance for uncertainties in income taxes, which prescribes a recognition threshold and measurement process for recording uncertain tax positions taken, or expected to be taken, in a tax return in the financial statements. Additionally, the guidance also prescribes the treatment for the derecognition, classification, accounting in interim periods and disclosure requirements for uncertain tax positions. The Company accrues for the estimated amount of taxes for uncertain tax positions if it is more likely than not that the Company would be required to pay such additional taxes. An uncertain tax position will be recognized if it is more likely than not to be sustained. The Company did not have any accrued interest or penalties associated with unrecognized tax positions during the years ended December 31, 2010, 2011 or 2012.
The Company’s policy for recording interest and penalties is to record them as a component of provision for income taxes.

Foreign Currency Translation
Foreign Currency Translation
The functional currency of the Company’s non-U.S. operations is the local currency. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet dates. Revenue, costs and expenses are translated into U.S. dollars using the average rates of exchange prevailing during the period. Gains or losses resulting from the translation of assets and liabilities are included as a component of accumulated other comprehensive loss in stockholders’ equity. Gains and losses resulting from foreign currency transactions are recognized as other (expense) income.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation awards based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense using the accelerated attribution method, net of estimated forfeitures, in which compensation cost for each vesting tranche in an award is recognized ratably from the service inception date to the vesting date for that tranche.
The Company uses the Black-Scholes option pricing model for estimating the fair value of stock options. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company’s common stock prior to the IPO, the expected life of the option and the expected stock price volatility based on peer companies. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited.

Stock-Based Compensation
The Company accounts for stock-based compensation awards based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense using the accelerated attribution method, net of estimated forfeitures, in which compensation cost for each vesting tranche in an award is recognized ratably from the service inception date to the vesting date for that tranche.
The Company uses the Black-Scholes option pricing model for estimating the fair value of stock options. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company’s common stock, the expected life of the option and the expected stock price volatility based on peer companies. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited.

Basic and Diluted Loss per Common Share
The Company uses the two-class method to compute net loss per share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Prior to their conversion to common shares, each series of the Company’s Preferred Stock was entitled to participate on an as-if-converted basis in distributions, when and if declared by the board of directors, that were made to common stockholders and as a result these shares were considered participating securities. During the third quarter of 2013, certain shares issued as a result of the early exercise of stock options, which are subject to repurchase by the Company, were entitled to receive non-forfeitable dividends during the vesting period and as a result were considered participating securities.
Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the “if-converted” method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two class or “if-converted”) as its diluted net income per share during the period. Due to net losses for the nine months ended September 30, 2012 and 2013, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

Basic and Diluted Loss per Common Share
The Company uses the two-class method to compute net loss per common share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of each series of the Company’s redeemable convertible preferred stock are entitled to participate in distributions, when and if declared by the board of directors that are made to common stockholders, and as a result are considered participating securities.
Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the “if-converted” method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two-class or “if-converted”) as its diluted net income per share during the period. Due to net losses for the years ended December 31, 2010, 2011 and 2012, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

Reclassifications		Reclassifications Certain amounts from prior years have been reclassified in the consolidated balance sheets to conform to the current period presentation.